Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2018
₩ in Millions, $ in Millions
	KRW (₩)	USD ($)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 2,994,007
Not yet due contractual amount of sold accounts receivables before maturity	1,532,470
Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	220,000
Not yet due contractual amount of sold accounts receivables before maturity	36,089
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		$ 2,481
Not yet due contractual amount of sold accounts receivables before maturity | $		1,338
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	706,374
Not yet due contractual amount of sold accounts receivables before maturity	143,075
Parent [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	220,000
Not yet due contractual amount of sold accounts receivables before maturity	36,089
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		435
Not yet due contractual amount of sold accounts receivables before maturity | $		95
Parent [member] | Shinhan bank [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Parent [member] | Shinhan bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	27,953	25
Not yet due contractual amount of sold accounts receivables before maturity	13,286	12
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	130,000
Not yet due contractual amount of sold accounts receivables before maturity	36,089
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	22,362	20
Parent [member] | Bank of Tokyo-Mitsubishi UFJ [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	44,724	40
Not yet due contractual amount of sold accounts receivables before maturity	44,516	40
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	223,620	200
Not yet due contractual amount of sold accounts receivables before maturity	13,630	12
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	167,715	150
Not yet due contractual amount of sold accounts receivables before maturity	35,554	31
Consolidated subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,287,633	2,046
Not yet due contractual amount of sold accounts receivables before maturity	1,389,395	1,243
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	335,430	300
Not yet due contractual amount of sold accounts receivables before maturity	233,364	209
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	58,141	52
Not yet due contractual amount of sold accounts receivables before maturity	10,063	9
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	78,267	70
Not yet due contractual amount of sold accounts receivables before maturity	58,142	52
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Taishin International Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	323,131	289
Not yet due contractual amount of sold accounts receivables before maturity	96,157	86
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	83,858	75
Not yet due contractual amount of sold accounts receivables before maturity	83,767	75
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | Citibank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	178,896	160
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	89,448	80
Not yet due contractual amount of sold accounts receivables before maturity	74,915	67
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	670,860	600
Not yet due contractual amount of sold accounts receivables before maturity	575,823	515
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hongkong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	447,240	400
Not yet due contractual amount of sold accounts receivables before maturity	257,164	230
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 22,362	$ 20